Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000203122
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	$ 9,425	$ 8,984	$ 8,387	$ 8,485	$ 9,189	$ 9,367	$ 9,434	$ 9,095	$ 9,461	$ 9,617	$ 9,572	$ 9,445		$ 9,878	$ 10,005	$ 10,227	$ 10,338	$ 10,285	$ 10,227	$ 10,174	$ 10,338	$ 10,507	$ 10,373	$ 10,751	$ 10,850	$ 11,206	$ 11,282	$ 11,571	$ 10,879	$ 10,861	$ 10,975	$ 10,951	$ 10,825	$ 11,083	$ 11,180	$ 11,047	$ 10,265	$ 10,554	$ 9,337	$ 10,149	$ 10,468	$ 10,417	$ 10,765	$ 10,004	$ 10,613	$ 10,729	$ 10,475	$ 10,801	$ 11,113	$ 11,577	$ 11,923	$ 11,884	$ 10,871	$ 9,548	$ 10,677	$ 11,136	$ 11,346	$ 11,884	$ 12,857	$ 12,382	$ 11,977	$ 13,418	$ 14,161	$ 14,210	$ 14,476	$ 15,180	$ 15,867	$ 16,077	$ 16,538	$ 16,990	$ 17,548	$ 16,643	$ 17,904	$ 17,475	$ 18,235	$ 17,296	$ 16,831	$ 17,442	$ 16,001	$ 16,001	$ 14,788	$ 16,183	$ 15,655	$ 14,278	$ 15,563	$ 16,439	$ 15,357	$ 16,504	$ 16,030	$ 16,627	$ 16,892	$ 16,987	$ 17,963	$ 18,579	$ 18,190	$ 17,385	$ 16,921	$ 18,474	$ 19,401	$ 19,664	$ 20,557	$ 21,471	$ 20,742	$ 21,888	$ 22,442	$ 22,986	$ 23,287	$ 23,841	$ 23,433	$ 24,754	$ 23,971	$ 24,556	$ 23,824	$ 22,370	$ 22,099	$ 23,531	$ 24,818	$ 25,403	$ 26,083	$ 27,077	$ 28,081	$ 28,321
C000203123
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,532	8,891	8,992	9,731	9,911	9,977	9,611	9,995	10,152	10,098	9,953		10,404	10,538	10,758	10,871	10,808	10,739	10,683	10,846	11,015	10,864	11,253	11,353	11,717	11,787	12,077	11,356	11,330	11,440	11,407	11,266	11,530	11,626	11,485	10,660	10,950	9,686	10,522	10,846	10,785	11,140	10,344	10,970	11,079	10,808	11,140	11,450	11,930	12,278	12,220	11,178	9,813	10,963	11,434	11,641	12,187	13,172	12,684	12,254	13,718	14,477	14,511	14,776	15,484	16,166	16,379	16,831	17,284	17,838	16,900	18,171	17,727	18,483	17,521	17,041	17,646	16,185	16,165	14,935	16,329	15,790	14,386	15,675	16,550	15,451	16,583	16,106	16,702	16,950	17,029	18,002	18,607	18,200	17,387	16,920	18,458	19,370	19,623	20,493	21,393	20,655	21,788	22,324	22,850	23,133	23,669	23,254	24,549	23,749	24,315	23,586	22,128	21,845	23,249	24,500	25,065	25,718	26,675	27,655	27,861
C000203117
Account Value [Line Items]
Line Graph and Table Measure Name													Class R
Accumulated Value	10,000	9,530	8,896	8,995	9,742	9,931	10,001	9,636	10,025	10,184	10,137	9,995		10,449	10,589	10,817	10,935	10,873	10,811	10,756	10,928	11,101	10,953	11,354	11,453	11,829	11,910	12,209	11,478	11,453	11,567	11,542	11,408	11,682	11,783	11,637	10,811	11,110	9,824	10,687	11,023	10,962	11,328	10,519	11,160	11,282	11,008	11,351	11,672	12,160	12,524	12,475	11,411	10,021	11,199	11,681	11,894	12,458	13,473	12,982	12,548	14,053	14,828	14,871	15,150	15,878	16,590	16,810	17,284	17,758	18,326	17,377	18,690	18,232	19,021	18,040	17,555	18,174	16,679	16,670	15,403	16,850	16,298	14,861	16,194	17,108	15,979	17,162	16,669	17,290	17,556	17,645	18,670	19,291	18,887	18,049	17,566	19,173	20,136	20,398	21,316	22,264	21,508	22,697	23,262	23,817	24,119	24,694	24,270	25,632	24,814	25,410	24,652	23,147	22,855	24,338	25,659	26,265	26,958	27,965	29,004	29,243
C000203118
Account Value [Line Items]
Line Graph and Table Measure Name													Class R6
Accumulated Value	10,000	9,540	8,904	9,009	9,764	9,953	10,030	9,670	10,066	10,231	10,190	10,054		10,515	10,664	10,894	11,018	10,962	10,906	10,857	11,037	11,218	11,074	11,485	11,591	11,977	12,061	12,370	11,635	11,622	11,744	11,725	11,590	11,873	11,983	11,841	11,002	11,319	10,017	10,891	11,235	11,180	11,563	10,743	11,399	11,524	11,258	11,610	11,945	12,453	12,828	12,786	11,709	10,279	11,499	12,003	12,230	12,819	13,862	13,366	12,929	14,485	15,295	15,348	15,637	16,408	17,153	17,390	17,890	18,389	18,994	18,021	19,388	18,924	19,753	18,750	18,254	18,909	17,361	17,361	16,060	17,569	17,003	15,505	16,904	17,867	16,699	17,942	17,434	18,087	18,377	18,480	19,557	20,219	19,805	18,925	18,428	20,126	21,139	21,427	22,406	23,406	22,619	23,885	24,482	25,088	25,418	26,025	25,589	27,047	26,192	26,836	26,043	24,457	24,169	25,744	27,158	27,801	28,548	29,640	30,743	31,008
C000203119
Account Value [Line Items]
Line Graph and Table Measure Name													Class S
Accumulated Value	10,000	9,535	8,900	9,005	9,759	9,948	10,025	9,659	10,054	10,219	10,178	10,042		10,503	10,644	10,880	11,005	10,942	10,887	10,837	11,011	11,191	11,048	11,458	11,564	11,949	12,029	12,337	11,604	11,585	11,707	11,688	11,553	11,836	11,945	11,804	10,968	11,276	9,982	10,853	11,202	11,148	11,521	10,705	11,365	11,490	11,218	11,567	11,901	12,406	12,777	12,735	11,656	10,234	11,447	11,949	12,175	12,761	13,798	13,304	12,861	14,409	15,215	15,267	15,563	16,321	17,061	17,296	17,793	18,281	18,882	17,915	19,273	18,812	19,633	18,638	18,136	18,796	17,249	17,249	15,949	17,456	16,895	15,407	16,796	17,752	16,586	17,818	17,315	17,972	18,259	18,362	19,419	20,086	19,676	18,803	18,311	19,994	20,999	21,283	22,254	23,257	22,465	23,721	24,322	24,924	25,251	25,852	25,420	26,865	26,007	26,645	25,870	24,298	24,002	25,563	26,964	27,613	28,354	29,436	30,530	30,803
C000203121
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	1,000,000	953,526	890,035	901,102	975,932	994,802	1,002,468	966,497	1,005,417	1,022,518	1,017,800	1,004,237		1,050,233	1,064,725	1,088,317	1,100,733	1,094,525	1,088,938	1,083,971	1,101,354	1,119,358	1,105,700	1,146,054	1,157,229	1,195,100	1,203,472	1,234,330	1,161,042	1,159,113	1,171,328	1,169,399	1,155,899	1,184,185	1,195,114	1,180,971	1,097,396	1,128,255	998,194	1,085,973	1,120,929	1,115,491	1,152,778	1,071,213	1,137,242	1,149,671	1,122,483	1,157,439	1,190,841	1,241,334	1,279,290	1,274,269	1,166,337	1,024,101	1,145,420	1,195,621	1,218,212	1,276,780	1,381,365	1,331,164	1,287,656	1,443,280	1,523,532	1,528,758	1,558,375	1,634,160	1,708,202	1,731,722	1,781,374	1,831,026	1,891,131	1,794,440	1,930,329	1,885,033	1,966,847	1,866,287	1,816,992	1,883,047	1,728,262	1,728,262	1,598,125	1,748,966	1,692,770	1,543,901	1,682,911	1,778,543	1,661,580	1,785,916	1,734,538	1,800,302	1,829,074	1,839,350	1,946,217	2,011,982	1,970,879	1,883,535	1,834,212	2,002,734	2,104,389	2,132,913	2,230,104	2,330,463	2,251,232	2,376,946	2,437,162	2,497,378	2,530,127	2,590,343	2,547,030	2,691,759	2,605,840	2,669,703	2,591,014	2,433,637	2,405,127	2,561,363	2,701,634	2,766,638	2,840,764	2,949,103	3,058,583	3,085,953
DWS Index: Russell 1000® Index
Account Value [Line Items]
Accumulated Value	10,000	9,820	9,292	9,288	9,935	9,989	10,164	10,187	10,575	10,589	10,598	10,391		10,801	11,004	11,225	11,660	11,667	11,790	11,941	12,024	12,262	12,301	12,563	12,851	13,243	13,390	14,125	13,607	13,298	13,343	13,684	13,772	14,247	14,738	14,794	13,747	14,027	12,750	13,818	14,286	14,535	15,122	14,158	15,152	15,387	15,105	15,367	15,693	16,286	16,756	16,774	15,404	13,368	15,135	15,933	16,285	17,239	18,504	17,828	17,398	19,447	20,269	20,102	20,685	21,467	22,623	22,730	23,300	23,784	24,472	23,348	24,968	24,633	25,631	24,186	23,522	24,316	22,149	22,115	20,263	22,150	21,300	19,329	20,879	22,008	20,729	22,118	21,592	22,275	22,551	22,656	24,186	25,018	24,580	23,425	22,859	24,994	26,228	26,594	28,030	28,928	27,697	29,002	29,961	30,397	31,118	31,783	31,561	33,593	32,657	33,696	33,107	31,191	31,005	32,984	34,655	35,425	36,170	37,424	38,232	38,325
DWS Index: Russell 1000® Index
Account Value [Line Items]
Accumulated Value	10,000	9,820	9,292	9,288	9,935	9,989	10,164	10,187	10,575	10,589	10,598	10,391		10,801	11,004	11,225	11,660	11,667	11,790	11,941	12,024	12,262	12,301	12,563	12,851	13,243	13,390	14,125	13,607	13,298	13,343	13,684	13,772	14,247	14,738	14,794	13,747	14,027	12,750	13,818	14,286	14,535	15,122	14,158	15,152	15,387	15,105	15,367	15,693	16,286	16,756	16,774	15,404	13,368	15,135	15,933	16,285	17,239	18,504	17,828	17,398	19,447	20,269	20,102	20,685	21,467	22,623	22,730	23,300	23,784	24,472	23,348	24,968	24,633	25,631	24,186	23,522	24,316	22,149	22,115	20,263	22,150	21,300	19,329	20,879	22,008	20,729	22,118	21,592	22,275	22,551	22,656	24,186	25,018	24,580	23,425	22,859	24,994	26,228	26,594	28,030	28,928	27,697	29,002	29,961	30,397	31,118	31,783	31,561	33,593	32,657	33,696	33,107	31,191	31,005	32,984	34,655	35,425	36,170	37,424	38,232	38,325
DWS Index: Russell 1000® Index
Account Value [Line Items]
Accumulated Value	10,000	9,820	9,292	9,288	9,935	9,989	10,164	10,187	10,575	10,589	10,598	10,391		10,801	11,004	11,225	11,660	11,667	11,790	11,941	12,024	12,262	12,301	12,563	12,851	13,243	13,390	14,125	13,607	13,298	13,343	13,684	13,772	14,247	14,738	14,794	13,747	14,027	12,750	13,818	14,286	14,535	15,122	14,158	15,152	15,387	15,105	15,367	15,693	16,286	16,756	16,774	15,404	13,368	15,135	15,933	16,285	17,239	18,504	17,828	17,398	19,447	20,269	20,102	20,685	21,467	22,623	22,730	23,300	23,784	24,472	23,348	24,968	24,633	25,631	24,186	23,522	24,316	22,149	22,115	20,263	22,150	21,300	19,329	20,879	22,008	20,729	22,118	21,592	22,275	22,551	22,656	24,186	25,018	24,580	23,425	22,859	24,994	26,228	26,594	28,030	28,928	27,697	29,002	29,961	30,397	31,118	31,783	31,561	33,593	32,657	33,696	33,107	31,191	31,005	32,984	34,655	35,425	36,170	37,424	38,232	38,325
DWS Index: Russell 1000® Index
Account Value [Line Items]
Accumulated Value	10,000	9,820	9,292	9,288	9,935	9,989	10,164	10,187	10,575	10,589	10,598	10,391		10,801	11,004	11,225	11,660	11,667	11,790	11,941	12,024	12,262	12,301	12,563	12,851	13,243	13,390	14,125	13,607	13,298	13,343	13,684	13,772	14,247	14,738	14,794	13,747	14,027	12,750	13,818	14,286	14,535	15,122	14,158	15,152	15,387	15,105	15,367	15,693	16,286	16,756	16,774	15,404	13,368	15,135	15,933	16,285	17,239	18,504	17,828	17,398	19,447	20,269	20,102	20,685	21,467	22,623	22,730	23,300	23,784	24,472	23,348	24,968	24,633	25,631	24,186	23,522	24,316	22,149	22,115	20,263	22,150	21,300	19,329	20,879	22,008	20,729	22,118	21,592	22,275	22,551	22,656	24,186	25,018	24,580	23,425	22,859	24,994	26,228	26,594	28,030	28,928	27,697	29,002	29,961	30,397	31,118	31,783	31,561	33,593	32,657	33,696	33,107	31,191	31,005	32,984	34,655	35,425	36,170	37,424	38,232	38,325
DWS Index: Russell 1000® Index
Account Value [Line Items]
Accumulated Value	10,000	9,820	9,292	9,288	9,935	9,989	10,164	10,187	10,575	10,589	10,598	10,391		10,801	11,004	11,225	11,660	11,667	11,790	11,941	12,024	12,262	12,301	12,563	12,851	13,243	13,390	14,125	13,607	13,298	13,343	13,684	13,772	14,247	14,738	14,794	13,747	14,027	12,750	13,818	14,286	14,535	15,122	14,158	15,152	15,387	15,105	15,367	15,693	16,286	16,756	16,774	15,404	13,368	15,135	15,933	16,285	17,239	18,504	17,828	17,398	19,447	20,269	20,102	20,685	21,467	22,623	22,730	23,300	23,784	24,472	23,348	24,968	24,633	25,631	24,186	23,522	24,316	22,149	22,115	20,263	22,150	21,300	19,329	20,879	22,008	20,729	22,118	21,592	22,275	22,551	22,656	24,186	25,018	24,580	23,425	22,859	24,994	26,228	26,594	28,030	28,928	27,697	29,002	29,961	30,397	31,118	31,783	31,561	33,593	32,657	33,696	33,107	31,191	31,005	32,984	34,655	35,425	36,170	37,424	38,232	38,325
DWS Index: Russell 1000® Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000	$ 982,010	$ 929,154	$ 928,835	$ 993,538	$ 998,941	$ 1,016,434	$ 1,018,736	$ 1,057,544	$ 1,058,949	$ 1,059,787	$ 1,039,121		$ 1,080,087	$ 1,100,378	$ 1,122,505	$ 1,165,955	$ 1,166,692	$ 1,179,027	$ 1,194,074	$ 1,202,411	$ 1,226,223	$ 1,230,059	$ 1,256,253	$ 1,285,066	$ 1,324,255	$ 1,339,018	$ 1,412,521	$ 1,360,663	$ 1,329,779	$ 1,334,299	$ 1,368,358	$ 1,377,207	$ 1,424,736	$ 1,473,829	$ 1,479,425	$ 1,374,736	$ 1,402,713	$ 1,274,958	$ 1,381,804	$ 1,428,590	$ 1,453,461	$ 1,512,158	$ 1,415,797	$ 1,515,192	$ 1,538,723	$ 1,510,540	$ 1,536,723	$ 1,569,292	$ 1,628,598	$ 1,675,630	$ 1,677,439	$ 1,540,363	$ 1,336,805	$ 1,513,454	$ 1,593,306	$ 1,628,540	$ 1,723,901	$ 1,850,430	$ 1,782,801	$ 1,739,809	$ 1,944,684	$ 2,026,897	$ 2,010,204	$ 2,068,461	$ 2,146,738	$ 2,262,298	$ 2,273,037	$ 2,329,993	$ 2,378,396	$ 2,447,232	$ 2,334,821	$ 2,496,828	$ 2,463,334	$ 2,563,112	$ 2,418,603	$ 2,352,233	$ 2,431,610	$ 2,214,855	$ 2,211,488	$ 2,026,276	$ 2,215,002	$ 2,129,954	$ 1,932,875	$ 2,087,892	$ 2,200,842	$ 2,072,867	$ 2,211,842	$ 2,159,210	$ 2,227,513	$ 2,255,114	$ 2,265,618	$ 2,418,633	$ 2,501,806	$ 2,458,042	$ 2,342,523	$ 2,285,906	$ 2,499,399	$ 2,622,784	$ 2,659,361	$ 2,802,970	$ 2,892,825	$ 2,769,729	$ 2,900,155	$ 2,996,141	$ 3,039,743	$ 3,111,795	$ 3,178,331	$ 3,156,123	$ 3,359,311	$ 3,265,654	$ 3,369,605	$ 3,310,667	$ 3,119,067	$ 3,100,504	$ 3,298,432	$ 3,465,469	$ 3,542,477	$ 3,617,038	$ 3,742,431	$ 3,823,198	$ 3,832,517